Nature and extent of risks arising from financial instruments	12 Months Ended
Oct. 31, 2022
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Nature and extent of risks arising from financial instruments

Note 28 Nature and extent of risks arising from financial instruments
We are exposed to credit, market and liquidity and funding risks as a result of holding financial instruments. Our risk measurement and objectives, policies and methodologies for managing these risks are disclosed in the shaded text along with those tables specifically marked with an asterisk (*) in the Credit risk section of Management’s Discussion and Analysis. These shaded text and tables are an integral part of these Consolidated Financial Statements.
Concentrations of credit risk exist if a number of our counterparties are engaged in similar activities, are located in the same geographic region or have comparable economic characteristics such that their ability to meet contractual obligations would be similarly affected by changes in economic, political or other conditions.

Concentrations of credit risk indicate the relative sensitivity of our performance to developments affecting a particular industry or geographic location. The amounts of credit exposure associated with certain of our on-
and
off-balance
sheet financial instruments are summarized in the following tables.

	As at October 31, 2022

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$759,037	65%	$263,736	23%	$87,671	8%	$48,991	4%	$1,159,435
Derivatives before master netting agreements (2), (3)	32,434	20%	35,921	23%	72,885	46%	17,439	11%	158,679
	$791,471	60%	$299,657	23%	$160,556	12%	$66,430	5%	$1,318,114
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$398,719	57%	$223,624	32%	$52,669	8%	$20,857	3%	$695,869
Other	79,110	66%	13,847	12%	24,476	20%	2,485	2%	119,918
	$477,829	59%	$237,471	29%	$77,145	9%	$23,342	3%	$815,787

	As at October 31, 2021
(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$701,779	67%	$213,389	20%	$85,271	8%	$49,001	5%	$1,049,440
Derivatives before master netting agreements (2), (3)	19,927	21%	23,910	25%	45,717	47%	7,111	7%	96,665
	$721,706	63%	$237,299	21%	$130,988	11%	$56,112	5%	$1,146,105
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$370,479	59%	$196,692	32%	$46,187	8%	$9,335	1%	$622,693
Other	82,010	66%	14,014	11%	26,920	22%	1,383	1%	124,327
	$452,489	61%	$210,706	28%	$73,107	10%	$10,718	1%	$747,020

(1)	Includes Assets purchased under reverse repurchase agreements and securities borrowed, Loans and Customers’ liability under acceptances. The largest concentrations in Canada are Ontario at 56% (October 31, 2021 – 56%), the Prairies at 15% (October 31, 2021 – 16%), British Columbia and the territories at 15% (October 31, 2021 – 14%) and Quebec at 10% (October 31, 2021 – 10%). No industry accounts for more than 20% (October 31, 2021 – 20%) of total on-balance sheet credit instruments with the exception of Banking, which accounted for 26% (October 31, 2021 – 24%), and Government, which accounted for 32% (October 31, 2021 – 37%).
The classification of our sectors aligns with our view of credit risk by industry.
(2)	A further breakdown of our derivative exposures by risk rating and counterparty type is provided in Note 9.
(3)	Excludes valuation adjustments determined on a pooled basis.
(4)	Balances presented are contractual amounts representing our maximum exposure to credit risk.
(5)	Represents our maximum exposure to credit risk. Retail and wholesale commitments respectively comprise 45% and 55% of our total commitments (October 31, 2021 – 45% and 55%). The largest concentrations in the wholesale portfolio relate to Financial services at 15% (October 31, 2021 – 13%),
Real estate and related
 at 12% (October 31, 2021 – 10%),
Utilities
at 11% (October 31, 2021 – 10%), Other services at 7% (October 31, 2021 – 8%), and Oil and gas at 6% (October 31, 2021 – 6%).
The classification of our sectors aligns with our view of credit risk by industry.